Commitments and Contingencies - Additional Information (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Mar. 31, 2024 USD ($) ft²	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Lease description			In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases		In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases.
Operating lease assets obtained in exchange for lease obligations				$ 874,000	$ 936,000	$ 1,677,000
Lease total area of land | ft²			51,000		51,000
Lessee, operating lease, right to extend			The Company has a right to extend certain of these leases for periods between three and five years		The Company has a right to extend certain of these leases for periods between three and five years
Lessee, operating lease, right to extend [true false]			true		true
Loss contingency for probable losses			$ 0		$ 0	$ 0
Natick and Hudson
Loss Contingencies [Line Items]
Operating lease assets obtained in exchange for lease obligations					$ 900,000
Maximum
Loss Contingencies [Line Items]
Lessee operating lease expiration period			2028-03
Lessee, operating lease, remaining lease term			5 years		5 years
Maximum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period	2028-03	2028-03
Minimum
Loss Contingencies [Line Items]
Lessee operating lease expiration period			2024-06
Lessee, operating lease, remaining lease term			3 years		3 years
Minimum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period	2024-06	2024-06